ROYALTY, STREAM AND OTHER INTEREST (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ROYALTY, STREAM AND OTHER INTERESTS
Opening	$ 334,210
Royalty interest impairment	0	$ 0
Ending	314,907	334,210
Carrying Amount	314,907	334,210
Non-depletable assets of royalty, stream and other interests	80,300	76,000
Depletable assets of royalty, stream and other interests	234,500	258,200
Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	397,958	329,735
Additions/ Disposals	(2,921)	68,223
Disposals	(2,921)	68,223
Ending	395,037	397,958
Carrying Amount	395,037	397,958
Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(63,748)	(48,330)
Additions/ Disposals	1,502	(2,581)
Depletion	(17,665)	(17,999)
Inventory Adjustment	(219)
Disposals	1,502	(2,581)
Ending	(80,130)	(63,748)
Carrying Amount	(80,130)	(63,748)
Beta Hunt
ROYALTY, STREAM AND OTHER INTERESTS
Opening	4,658
Ending	3,944	4,658
Carrying Amount	3,944	4,658
Beta Hunt | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	9,421	14,875
Additions/ Disposals		(5,454)
Disposals		(5,454)
Ending	9,421	9,421
Carrying Amount	9,421	9,421
Beta Hunt | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(4,763)	(6,638)
Additions/ Disposals		(2,581)
Depletion	(714)	(706)
Disposals		(2,581)
Ending	(5,477)	(4,763)
Carrying Amount	(5,477)	(4,763)
Camino Rojo
ROYALTY, STREAM AND OTHER INTERESTS
Opening	40,173
Ending	40,126	40,173
Carrying Amount	40,126	40,173
Camino Rojo | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	40,173
Additions/ Disposals	22	40,173
Disposals	22	40,173
Ending	40,195	40,173
Carrying Amount	40,195	40,173
Camino Rojo | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Depletion	(69)
Ending	(69)
Carrying Amount	(69)
Cerro Blanco
ROYALTY, STREAM AND OTHER INTERESTS
Opening	16,069
Ending	16,069	16,069
Carrying Amount	16,069	16,069
Cerro Blanco | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	16,069
Additions/ Disposals		16,069
Disposals		16,069
Ending	16,069	16,069
Carrying Amount	16,069	16,069
Cerro Casale
ROYALTY, STREAM AND OTHER INTERESTS
Opening	7,053
Ending	7,053	7,053
Carrying Amount	7,053	7,053
Cerro Casale | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	7,053	7,053
Ending	7,053	7,053
Carrying Amount	7,053	7,053
Converse
ROYALTY, STREAM AND OTHER INTERESTS
Opening	10,039
Ending	10,039	10,039
Carrying Amount	10,039	10,039
Converse | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	10,039	10,039
Ending	10,039	10,039
Carrying Amount	10,039	10,039
DeLamar
ROYALTY, STREAM AND OTHER INTERESTS
Opening	9,068
Ending	9,068	9,068
Carrying Amount	9,068	9,068
DeLamar | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	9,068	9,068
Ending	9,068	9,068
Carrying Amount	9,068	9,068
El Mochito
ROYALTY, STREAM AND OTHER INTERESTS
Opening	5,096
Ending	7,090	5,096
Carrying Amount	7,090	5,096
El Mochito | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	7,734	7,710
Additions/ Disposals	3,410	24
Disposals	3,410	24
Ending	11,144	7,734
Carrying Amount	11,144	7,734
El Mochito | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(2,638)	(1,516)
Depletion	(1,348)	(1,122)
Inventory Adjustment	(68)
Ending	(4,054)	(2,638)
Carrying Amount	(4,054)	(2,638)
Florida Canyon
ROYALTY, STREAM AND OTHER INTERESTS
Opening	9,922
Ending	9,114	9,922
Carrying Amount	9,114	9,922
Florida Canyon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	12,823	12,823
Ending	12,823	12,823
Carrying Amount	12,823	12,823
Florida Canyon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(2,901)	(2,189)
Depletion	(808)	(712)
Ending	(3,709)	(2,901)
Carrying Amount	(3,709)	(2,901)
Gemfield
ROYALTY, STREAM AND OTHER INTERESTS
Opening	8,799
Ending	8,799	8,799
Carrying Amount	8,799	8,799
Gemfield | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	8,799	8,799
Ending	8,799	8,799
Carrying Amount	8,799	8,799
Hope Bay
ROYALTY, STREAM AND OTHER INTERESTS
Opening	59,703
Ending	20,797	59,703
Carrying Amount	20,797	59,703
Hope Bay | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	63,324	63,324
Additions/ Disposals	(40,019)
Disposals	(40,019)
Ending	23,305	63,324
Carrying Amount	23,305	63,324
Hope Bay | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(3,621)	(1,950)
Additions/ Disposals	1,502
Depletion	(389)	(1,671)
Disposals	1,502
Ending	(2,508)	(3,621)
Carrying Amount	(2,508)	(3,621)
Karma
ROYALTY, STREAM AND OTHER INTERESTS
Opening	14,026
Ending	12,378	14,026
Carrying Amount	12,378	14,026
Karma | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	20,080	20,080
Ending	20,080	20,080
Carrying Amount	20,080	20,080
Karma | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(6,054)	(4,062)
Depletion	(1,648)	(1,992)
Ending	(7,702)	(6,054)
Carrying Amount	(7,702)	(6,054)
La Colorada
ROYALTY, STREAM AND OTHER INTERESTS
Opening	12,967
Ending	12,113	12,967
Carrying Amount	12,113	12,967
La Colorada | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	17,400	17,400
Ending	17,400	17,400
Carrying Amount	17,400	17,400
La Colorada | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(4,433)	(3,262)
Depletion	(854)	(1,171)
Ending	(5,287)	(4,433)
Carrying Amount	(5,287)	(4,433)
McCoy-Cove
ROYALTY, STREAM AND OTHER INTERESTS
Opening	18,553
Ending	18,553	18,553
Carrying Amount	18,553	18,553
McCoy-Cove | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	18,553	18,553
Ending	18,553	18,553
Carrying Amount	18,553	18,553
Moose River
ROYALTY, STREAM AND OTHER INTERESTS
Opening	1,313
Ending	778	1,313
Carrying Amount	778	1,313
Moose River | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	3,700	3,700
Ending	3,700	3,700
Carrying Amount	3,700	3,700
Moose River | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(2,387)	(1,544)
Depletion	(535)	(843)
Ending	(2,922)	(2,387)
Carrying Amount	(2,922)	(2,387)
Moss
ROYALTY, STREAM AND OTHER INTERESTS
Opening	15,186
Ending	13,042	15,186
Carrying Amount	13,042	15,186
Moss | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	20,283	20,283
Ending	20,283	20,283
Carrying Amount	20,283	20,283
Moss | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(5,097)	(1,617)
Depletion	(1,993)	(3,480)
Inventory Adjustment	(151)
Ending	(7,241)	(5,097)
Carrying Amount	(7,241)	(5,097)
Mt. Carlton
ROYALTY, STREAM AND OTHER INTERESTS
Opening	2,694
Ending	1,166	2,694
Carrying Amount	1,166	2,694
Mt. Carlton | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	9,436	9,436
Ending	9,436	9,436
Carrying Amount	9,436	9,436
Mt. Carlton | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(6,742)	(4,638)
Depletion	(1,528)	(2,104)
Ending	(8,270)	(6,742)
Carrying Amount	(8,270)	(6,742)
Omolon
ROYALTY, STREAM AND OTHER INTERESTS
Opening	6,601
Ending	24,104	6,601
Carrying Amount	24,104	6,601
Omolon | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	10,093	10,076
Additions/ Disposals	23,806	17
Disposals	23,806	17
Ending	33,899	10,093
Carrying Amount	33,899	10,093
Omolon | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(3,492)	(399)
Depletion	(6,303)	(3,093)
Ending	(9,795)	(3,492)
Carrying Amount	(9,795)	(3,492)
San Jose
ROYALTY, STREAM AND OTHER INTERESTS
Opening	2,607
Ending	1,673	2,607
Carrying Amount	1,673	2,607
San Jose | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	5,500	5,500
Ending	5,500	5,500
Carrying Amount	5,500	5,500
San Jose | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(2,893)	(2,302)
Depletion	(934)	(591)
Ending	(3,827)	(2,893)
Carrying Amount	(3,827)	(2,893)
Silvertip
ROYALTY, STREAM AND OTHER INTERESTS
Opening	3,886
Ending	3,886	3,886
Carrying Amount	3,886	3,886
Silvertip | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	4,340	4,340
Ending	4,340	4,340
Carrying Amount	4,340	4,340
Silvertip | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(454)	(454)
Ending	(454)	(454)
Carrying Amount	(454)	(454)
Vivien
ROYALTY, STREAM AND OTHER INTERESTS
Opening	454
Ending	235	454
Carrying Amount	235	454
Vivien | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	3,301	3,301
Ending	3,301	3,301
Carrying Amount	3,301	3,301
Vivien | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(2,847)	(2,593)
Depletion	(219)	(254)
Ending	(3,066)	(2,847)
Carrying Amount	(3,066)	(2,847)
Other
ROYALTY, STREAM AND OTHER INTERESTS
Opening	85,343
Ending	94,880	85,343
Carrying Amount	94,880	85,343
Other | Cost
ROYALTY, STREAM AND OTHER INTERESTS
Opening	100,769	83,375
Additions/ Disposals	9,860	17,394
Disposals	9,860	17,394
Ending	110,629	100,769
Carrying Amount	110,629	100,769
Other | Accumulated Depletion
ROYALTY, STREAM AND OTHER INTERESTS
Opening	(15,426)	(15,166)
Depletion	(323)	(260)
Ending	(15,749)	(15,426)
Carrying Amount	$ (15,749)	$ (15,426)